Long-term debt - Components of long-term debt (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 2,414,935,000	$ 2,141,801,000
Less current maturities	(13,727,000)	(314,716,000)
Non-current portion of long-term debt	2,401,208,000	1,827,085,000
Debt discounts and deferred financing fees	28,300,000	16,800,000
Unsecured notes
Disclosure of detailed information about borrowings [line items]
Total long-term debt	2,273,881,000	1,985,660,000
$300 million at 4.25% due December 1, 2024
Disclosure of detailed information about borrowings [line items]
Total long-term debt	0	299,283,000
Notional amount	$ 300,000,000
$300 million at 4.25% due December 1, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%
$700 million at 5.125% due October 15, 2027
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 696,104,000	694,844,000
Notional amount	$ 700,000,000
$700 million at 5.125% due October 15, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.125%
$700 million at 5.25% due December 15, 2029
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 696,395,000	695,824,000
Notional amount	$ 700,000,000
$700 million at 5.25% due December 15, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%
$600 million at 6.25% due March 15, 2032
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 585,562,000	0
Notional amount	$ 600,000,000
$600 million at 6.25% due March 15, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	6.25%
$300 million at 5.65% due December 1, 2044
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 295,820,000	295,709,000
Notional amount	$ 300,000,000
$300 million at 5.65% due December 1, 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.65%
Other limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 141,054,000	156,141,000
5.58% due June 30, 2031
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 49,450,000	56,637,000
5.58% due June 30, 2031 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.58%
5.35% due September 30, 2033
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 59,138,000	65,300,000
5.35% due September 30, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.35%
5.21% due September 15, 2036
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 32,466,000	$ 34,204,000
5.21% due September 15, 2036 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.21%